Business Combination and Acquisitions Business Combination	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 26, 2021	Dec. 31, 2020
Business Combination and Acquisitions Business Combination
2.	BUSINESS COMBINATION AND ACQUISITIONS BUSINESS COMBINATION
On July 16, 2021, Holley consummated the Business Combination pursuant to the terms of the Merger Agreement, whereby Merger Sub I, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Holley Intermediate surviving such merger as a wholly owned subsidiary of Holley (“Merger I”) and (ii) Merger Sub II, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Merger Sub II surviving such merger as a wholly owned subsidiary of Holley (“Merger II”).
Pursuant to the Merger Agreement, at the Closing, all outstanding shares of Holley Intermediate common stock as of immediately prior to the effective time of Merger I were cancelled and Holley Parent Holdings, LLC, the sole stockholder of Holley Intermediate (the “Holley Stockholder” or “Parent”), received $264,718 in cash and 67,673,884 shares of common stock (at a deemed value of $10.00 per share). The Company’s common stock is listed on the NYSE under the symbol “HLLY.”
In connection with the Business Combination, a number of subscribers purchased from the Company an aggregate of 24,000,000 shares of common stock (the “PIPE”), for a purchase price of $10.00 per share, or $240,000 in the aggregate. Per the Merger Agreement, $100,000 of the PIPE proceeds were used to partially pay off Holley’s debt.
Pursuant to the Amended and Restated Forward Purchase Agreement (“A&R FPA”), at the Closing, 5,000,000 shares of the Company’s common stock and 1,666,667 warrants were issued to certain investors for an aggregate purchase price of $50,000. Pursuant to the A&R FPA, each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share (the “Public Warrants”), subject to certain conditions.
The Company also assumed 8,333,310 Public Warrants and 4,666,667 private placement warrants (the “Private Warrants”, and together with the Public Warrants, the “Warrants”) upon the Business Combination, all of which were issued in connection with Empower’s initial public offering. Each Warrant represents the right to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to certain conditions. The Warrants are exercisable commencing on October 9, 2021 (the one-year anniversary of Empower’s initial public offering) and expire on July 16, 2026 (five years after the Closing Date). The Public Warrants are listed on the NYSE under the symbol “HLLY WS.”
Additionally, Empower Sponsor Holdings LLC (the “Sponsor”) may be entitled to receive up to 2,187,500 shares of the Company’s common stock vesting in two equal tranches upon achieving certain market share price milestones as outlined in the Merger Agreement during the earn-out period (“the “Earn-Out Shares”). The Earn-Out Shares will be forfeited if the applicable conditions are not satisfied before July 16, 2028 (seven years after the Closing Date). The earnout is classified as a liability in the condensed consolidated balance sheet and is remeasured at fair value with changes in the post-Business Combination fair value recognized in the Company’s condensed consolidated statement of comprehensive income as non-operating expense.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. This determination was primarily based on current shareholders of Holley having a relative majority of the voting power of the Company, the operations of Holley prior to the acquisition comprising the only ongoing operations of the Company, and senior management of Holley comprising the majority of the senior management of the Company. Under this method of accounting, Empower was treated as the acquired company for financial reporting. Accordingly, the Business Combination was accounted for as the equivalent of Holley issuing stock for the net assets of Empower, accompanied by a recapitalization. The net assets of Empower are stated at historical cost, with no goodwill or other intangible assets recorded. Reported amounts from operations included herein prior to the Business Combination are those of Holley Intermediate. The shares and corresponding capital amounts and earnings per share, prior to the Business Combination, have been retroactively restated based on shares received by the Holley Stockholder.
The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows for the 39-week period ended September 26, 2021:

Recapitalization
Cash - Empower’s trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)	$107,042
Cash - Forward Purchase Agreement	50,000
Cash - PIPE Financing	240,000

Net cash provided by Business Combination and PIPE Financing	397,042
Less: cash consideration paid to Holley Stockholder	(264,718)

Net contributions from Business Combination and PIPE Financing	$132,324

ACQUISITIONS
Drake Automotive Group LLC
On November 11, 2020, the Company acquired Drake Automotive Group LLC (“Drake”). The purchase price was $49,104. The Company acquired 100% of the outstanding member units of Drake. The Company purchased Drake in order to acquire strong brands in the automotive aftermarket. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired consisted of cash payments of $47,104 plus an earn-out value of $2,000. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $32,441. The goodwill arising from the acquisition is primarily due to Drake’s strong market position. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand.
The purchase agreement included a potential contingent payment based on 2020 performance. The seller could earn up to an additional $2,000. The fair value of this contingent payment was determined to be $2,000 based on the likelihood of achieving the required financial performance at the time of the valuation. The earn-out payment of $2,000 was paid in March 2021.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $4,155.
Simpson Performance Products, Inc.
On November 16, 2020, the Company acquired Simpson Performance Products, Inc. (“Simpson”). The purchase price was $117,409. The Company acquired 100% of the outstanding common stock of Simpson. The Company purchased Simpson in order to acquire strong brands in the automotive safety solutions market. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired consisted of cash payments of $110,209 and an earnout initially valued at $7,200. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $107,618. The goodwill arising from the acquisition is primarily due to Simpson’s strong market position. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand.
The purchase agreement included a potential contingent payment based on the performance for the twelve months ended October 3, 2021. The seller could earn up to an additional $25,000. The fair value of this contingent payment was initially determined to be $7,200 using the “Bull Call” option strategy utilizing the option values from the Black-Scholes Option Pricing Model. Based on actual performance and updated projections of Simpson’s performance for the earn-out period, the fair value of the contingent payment was determined to be $24,373 as of March 28, 2021. Therefore, during the thirteen weeks ended March 28, 2021, an adjustment of $17,173 was recorded as expense, which is recognized in acquisition and restructuring costs in the condensed consolidated statement of comprehensive income for the 39-week period ended September 26, 2021.
The determination of the final purchase price allocation to specific assets acquired and liabilities assumed was adjusted to reflect the final fair value estimate of finished goods inventory, as noted below. The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	November 16, 2020 (as initially reported)	Measurement Period Adjustments	November 16, 2020 (as adjusted)
Cash	$7,715	$—	$7,715
Accounts receivable	3,894	—	3,894
Inventory	19,265	(770)	18,495
Property, plant and equipment	5,952	—	5,952
Other assets	1,613	—	1,613
Tradenames	23,980	—	23,980
Customer relationships	28,770	—	28,770
Patents	2,720	—	2,720
Goodwill	51,305	843	52,148
Accounts payable	(2,483)	—	(2,483)
Accrued liabilities	(7,787)	—	(7,787)
Deferred tax liability	(12,993)	—	(12,993)
Debt	(4,615)	—	(4,615)

	$117,336	$73	$117,409

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames and patents intangible assets were estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life. The patents are being amortized over 10 years based on the weighted average remaining life of the patent portfolio.
The contractual value of the accounts receivable acquired was $3,894.
Detroit Speed, Inc.
On December 18, 2020, the Company acquired Detroit Speed, Inc. (“Detroit Speed”). The purchase price was $11,297. The Company acquired substantially all of the assets and liabilities of Detroit Speed. The Company purchased Detroit Speed in order to acquire strong brands in the automotive aftermarket. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired includes cash payments of $9,297 and Class A Units of Parent of $2,000. The acquisition resulted in both amortizable and non- amortizable intangibles and goodwill, totaling $4,323. The goodwill arising from the acquisition is primarily due to Detroit Speed’s strong market position. The goodwill and intangibles generated as a result of this acquisition are partially deductible for income tax purposes. The purchase price was funded from cash on hand and distribution of Class A Units of Parent.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)

$11,297

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 10 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $418.
Advance Engine Management Inc.
On April 14, 2021, the Company acquired Advance Engine Management Inc. doing business as AEM Performance Electronics (“AEM”). The purchase price was cash consideration of $51,243. The Company acquired substantially all of the assets and liabilities of AEM. The Company purchased AEM in order to acquire strong brands in the automotive aftermarket. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $44,906. The goodwill arising from the acquisition is primarily due to AEM’s strong market position. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded from cash on hand.
The determination of the final purchase price allocation to specific assets acquired and liabilities assumed was adjusted to reflect the final fair value estimate of acquired assets and liabilities, as noted below. The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

	April 14, 2021 (as initially reported)	Measurement Period Adjustments	April 14, 2021 (as adjusted)
Accounts receivable	$3,454	$(61)	$3,393
Inventory	3,892	—	3,892
Property, plant and equipment	1,342	—	1,342
Other assets	493	(91)	402
Tradenames	10,760	—	10,760
Customer relationships	14,640	—	14,640
Patents	1,970	—	1,970
Technology intangibles	110	—	110
Goodwill	17,426	(420)	17,006
Accounts payable	(2,032)	110	(1,922)
Accrued liabilities	(489)	139	(350)

	$51,566	$(323)	$51,243

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames and patents intangible assets were estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life. The patents are being amortized over 13 years based on the weighted average remaining life of the patent portfolio.
The contractual value of the accounts receivable acquired was $3,454.
The Company’s results for the 13-week and 39-week periods ended September 26, 2021 include $5,904 and $11,341 of net sales, respectively, and $896 and $1,583 of net income, respectively, from AEM since the date of acquisition. The Company incurred transaction costs in the amount of $46 and $2,251, which are reflected in operating expenses in the 13-week and 39-week periods ended September 26, 2021, respectively.
The following table provides the unaudited consolidated pro forma results for the periods presented as if AEM had been acquired as of January 1, 2020.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Pro forma net sales	$159,673	$140,195	$521,836	$384,237
Pro forma net income	(30,200)	15,045	(6,906)	33,195
The pro forma results include the effects of the amortization of purchased intangible assets and acquired inventory step-up. The pro forma results are based upon unaudited financial information of the acquired entity and are presented for informational purposes only and are not necessarily indicative of the results of future operations or the results that would have occurred had the acquisitions taken place in the periods noted.
Finspeed LLC
On May 24, 2021, the Company acquired Finspeed LLC (“Finspeed”). The purchase price was cash consideration of $2,505. The Company acquired substantially all of the assets and liabilities of Finspeed. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. The acquisition resulted in non-amortizable intangibles of $268. The purchase price was funded from cash on hand.
Classic Instruments LLC
On August 31, 2021, the Company acquired Classic Instruments LLC (“Classic Instruments”). The purchase price was cash consideration of $6,120. The Company acquired substantially all of the assets and liabilities of Classic Instruments. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. The determination of the purchase price allocation to specific assets acquired and liabilities assumed is incomplete for Classic Instruments. The acquisition resulted in intangibles and goodwill of approximately $4,912. The purchase price was funded from cash on hand.

3.	ACQUISITIONS
On November 11, 2020, the Company acquired Drake Automotive Group LLC (“Drake”). The purchase price was $49,104. The Company acquired 100% of the outstanding member units of Drake. The Company purchased Drake in order to acquire strong brands in the automotive aftermarket. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired consisted of cash payments of $47,104 plus an earn out value of $2,000. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $32,441. The goodwill arising from the acquisition is primarily due to Drake’s strong market position. The goodwill and intangibles generated as a result of this acquisition are deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand. The final determination of the purchase price is subject to the net working capital adjustment, which is not expected to be finalized until 2021.
The purchase agreement included a potential contingent payment based on 2020 performance. The seller could earn up to an additional $2,000. The fair value of this contingent payment was determined to be $2,000 based on the likelihood of achieving the required financial performance at the time of the valuation.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$205
Accounts receivable	3,947
Inventory	14,198
Property, plant and equipment	1,296
Other assets	189
Tradenames	7,715
Customer relationships	17,175
Goodwill	7,551
Accounts payable	(2,524)
Accrued liabilities	(648)

$49,104

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $4,155.
The financial results of the acquisition have been included in the consolidated financial statements since the date of the acquisition. The consolidated statements of comprehensive income (loss) include $4,651 of net sales and $744 of net income related to the acquisition. The Company incurred transaction costs in the amount of $1,408 which were expensed in the year ended December 31, 2020.
On November 16, 2020, the Company acquired Simpson Performance Products, Inc. (“Simpson”). The purchase price was $117,336. The Company acquired 100% of the outstanding common stock of Simpson. The Company purchased Simpson in order to acquire strong brands in the automotive safety solutions market. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired consisted of cash payments of $110,136 and an earn out valued at $7,200. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $106,775. The goodwill arising from the acquisition is primarily due to Simpson’s strong market position. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was funded from the proceeds of debt and cash on hand. The final determination of the purchase price is subject to the net working capital adjustment, which is not expected to be finalized until 2021. The determination of the final purchase price allocation to specific assets acquired and liabilities assumed may change in future periods as the fair value estimate of inventory is completed.
The purchase agreement included a potential contingent payment based on the performance for the twelve months ended October 3, 2021. The seller could earn up to an additional $25,000. The fair value of this contingent payment was determined to be $7,200 using the “Bull Call” option strategy utilizing the option values from the Black-Scholes Option Pricing Model.
The preliminary allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$7,715
Accounts receivable	3,894
Inventory	19,265
Property, plant and equipment	5,952
Other assets	1,613
Tradenames	23,980
Customer relationships	28,770
Patents	2,720
Goodwill	51,305
Accounts payable	(2,483)
Accrued liabilities	(7,787)
Deferred tax liability	(12,993)
Debt	(4,615)

$117,336

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 20 years. The fair value of the acquired tradenames and patents intangible assets were estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life. The patents are being amortized over 10 years based on the weighted average remaining life of the patent portfolio.
The contractual value of the accounts receivable acquired was $3,894.
The financial results of the acquisition have been included in the consolidated financial statements since the date of the acquisition. The consolidated statements of comprehensive income (loss) include $7,195 million of net sales and $1,572 of net income related to the acquisition. The Company incurred transaction costs in the amount of $2,747 which were expensed in the year ended December 31, 2020.

On December 18, 2020, the Company acquired Detroit Speed, Inc. (“Detroit Speed”). The purchase price was $11,297. The Company acquired substantially all of the assets and liabilities of Detroit Speed. The Company purchased Detroit Speed in order to acquire strong brands in the automotive aftermarket. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired includes cash payments of $9,297 and Class A Units of Parent of $2,000. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $4,323. The goodwill arising from the acquisition is primarily due to Detroit Speed’s strong market position. The goodwill and intangibles generated as a result of this acquisition are partially deductible for income tax purposes. The purchase price was funded from cash on hand and distribution of Class A Units of Parent. The final determination of the purchase price is subject to the net working capital adjustment, which is not expected to be finalized until 2021.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$1,784
Accounts receivable	418
Inventory	3,478
Property, plant and equipment	3,040
Other assets	215
Tradenames	1,127
Customer relationships	560
Goodwill	2,636
Accounts payable	(668)
Accrued liabilities	(1,019)
Deferred tax liability	(274)

$11,297

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 10 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $418.
The financial results of the acquisition have been included in the consolidated financial statements since the date of the acquisition. The consolidated statements of comprehensive income (loss) include $281 of net sales and $90 of net loss related to the acquisition. The Company incurred transaction costs in the amount of $459 which were expensed in the year ended December 31, 2020.
On October 18, 2019, the Company acquired Range Technologies Inc. (“Range”). The purchase price was $7,239. The Company acquired 100% of the issued and outstanding common stock of Range. The Company purchased Range in order to acquire tuning products. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired includes cash payments of $7,239. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $8,277. The goodwill arising from the acquisition is primarily due to Range’s market position. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was cash funded.

The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$218
Accounts receivable	94
Inventory	231
Property, plant and equipment	7
Other assets	60
Tradename	510
Technology intangible	5,695
Goodwill	2,072
Accounts payable	(64)
Accrued liabilities	(4)
Deferred taxes	(1,580)

$7,239

The fair value of the acquired technology intangible asset was estimated using the relief from royalty method, a form of the income approach. The technology intangible asset is being amortized over the estimated lifecycle of the technology which was determined to be 14 years. The fair value of the acquired tradename intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradename was determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $94.
The financial results of the acquisition have been included in the consolidated financial statements since the date of the acquisition. The 2019 consolidated statements of comprehensive income (loss) include $702 of net sales and $386 of net income related to the acquisition. The Company incurred transaction costs in the amount of $149 which were expensed in the year ended December 31, 2019.
On October 26, 2018, the Company acquired HPI. The purchase price was $599,857. The Company acquired 100% of the issued and outstanding common stock of HPI. The Company purchased HPI in order to acquire strong automotive brands in the carburetor, fuel injection, exhaust, automotive plumbing, distributor, ignition and tuning markets. The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the purchase price has been allocated based upon the fair value of the assets acquired and liabilities assumed. Consideration for the assets acquired includes cash payments of $594,303 and Class A and B units of Parent of $5,554. The acquisition resulted in both amortizable and non-amortizable intangibles and goodwill, totaling $513,460. The goodwill arising from the acquisition is primarily due to HPI’s strong market position and assembled workforce. The goodwill and intangibles generated as a result of this acquisition are not deductible for income tax purposes. The purchase price was funded from the proceeds of cash and debt.
The purchase agreement included a potential contingent payment based on the 2018 performance. The seller could earn up to an additional $20 million. The fair value of this contingent payment was determined to be zero based on the remote likelihood of achieving the required financial performance at the time of the valuation. There were no payments made for this contingent consideration.
The allocation of the purchase price to the assets acquired and liabilities assumed was based on estimates of the fair value of the net assets as follows:

Cash	$7,981
Accounts receivable	24,740
Inventory	109,507
Property, plant and equipment	29,313
Other assets	2,987
Tradenames	118,235
Customer relationship	157,255
Technology intangible	4,880
Goodwill	233,090
Accounts payable	(14,098)
Accrued liabilities	(17,148)
Deferred taxes	(56,885)

$599,857

The fair value of the acquired customer relationship intangible asset was estimated using the excess earnings approach. The customer relationship intangible asset is being amortized based on the attrition rate of customers which was determined to be 25 years. The fair value of the acquired technology intangible asset was estimated using the relief from royalty method, a form of the income approach. The technology intangible asset is being amortized over the estimated lifecycle of the technology which was determined to be 5 years. The fair value of the acquired tradenames intangible asset was estimated using the relief from royalty method, a form of the income approach. The tradenames were determined to have an indefinite life.
The contractual value of the accounts receivable acquired was $25,242.
The financial results of the acquisition have been included in the consolidated financial statements since the date of the acquisition. The 2018 consolidated statements of comprehensive income (loss) include $52.2 million of net sales and $30.9 million of net loss related to the acquisition. The Company incurred transaction costs in the amount of $19,417 which were expensed in the year ended December 31, 2018.
The following table presents the supplemental and unaudited pro forma results as if HPI and Range had been acquired as of January 1, 2018:

	2019	2018
Pro forma net sales	$373,459	$378,287
Pro forma net income (loss)	7,032	(30,225)
The following table presents the supplemental and unaudited pro forma results as if Range, Drake, Simpson and Detroit Speed had been acquired as of January 1, 2019:

	2020	2019
Pro forma net sales	$584,270	$461,418
Pro forma net income (loss)	37,304	(8,799)
The pro forma results include the effects of the amortization of purchased intangible assets and acquired inventory step-up. The pro forma adjustments are based upon unaudited financial information of the acquired entities and is presented for informational purposes only and does not purport to be indicative of the results of future operations or the results that would have occurred had the acquisitions taken place in the periods noted.

Empower Funding LLC [Member]
Business Combination and Acquisitions Business Combination
NOTE 9. BUSINESS COMBINATION
On July 16, 2021 (the “Closing Date”), Holley Inc., a Delaware corporation (formerly known as Empower Ltd.) (prior to the Closing Date, “Empower” and after the Closing Date, “Holley”) consummated the previously announced business combination (the “Closing”) pursuant to that certain Agreement and Plan of Merger dated March 11, 2021 (the “Merger Agreement”), by and among Empower Ltd., a Cayman Islands exempted company, Empower Merger Sub I Inc., a Delaware corporation and a direct wholly owned subsidiary of Empower (“Merger Sub I”), Empower Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Empower (“Merger Sub II”), and Holley Intermediate Holdings, Inc., a Delaware corporation (“Holley Intermediate”). In connection with the Closing, the registrant changed its name from Empower Ltd. to Holley Inc.
The Merger Agreement provided for, among other things, the following transactions: (i) Empower changed its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), and, in connection with the Domestication, (A) each outstanding Class A ordinary share, par value $0.0001, of Empower (“Empower Class A Share”) converted automatically into one share of common stock of Holley, par value $0.0001 per share (the “Common Stock”) and (B) each outstanding Class B ordinary share of Empower converted automatically into one share of Common Stock; and (ii) following the Domestication, (A) Merger Sub I merged with and into Holley Intermediate, with Holley Intermediate surviving as a wholly owned subsidiary of Empower (“Merger I”), (B) immediately following Merger I, Holley Intermediate merged with and into Merger Sub II, with Merger Sub II surviving as a limited liability company and a wholly owned subsidiary of Empower (“Merger II” and, together with Merger I, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, constituted a “Business Combination” as contemplated by Empower’s amended and restated memorandum and articles of association.
The material provisions of the Merger Agreement are described in Empower’s definitive proxy statement/prospectus on Form S-4 filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Proxy Statement/Prospectus”) in the section entitled “
Proposal No.1—The Business Combination Proposal—The Merger Agreement
” beginning on page 104, which is incorporated by reference herein.
The Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Empower has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on current shareholders of Holley having a relative majority of the voting power of the Company, the operations of Holley prior to the acquisition comprising the only ongoing operations of the Company, and senior management of Holley comprising the majority of the senior management of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Holley with the acquisition being treated as the equivalent of Holley issuing stock for the net assets of Empower, accompanied by a recapitalization. The net assets of Empower have been stated at historical cost, with no goodwill or other intangible assets recorded.
Concurrent with the execution of the Merger Agreement, the Company entered into that certain Sponsor Agreement (the “Sponsor Agreement”) with Empower Sponsor Holdings LLC, a Delaware limited liability company (the “Sponsor”), and the Holley Stockholder whereby the Sponsor has agreed to (i) waive certain of its anti-dilution and conversion rights with respect to the issued and outstanding Class B ordinary shares of the Company (the “founder shares”) and (ii) an earn-out in respect of 2,187,500 founder shares (the “Earn-Out Shares”) vesting in two equal tranches. 1,093,750 of the Earn-Out Shares will vest if (x) the closing price of the Domesticated Company Common Stock equals or exceeds $13.00 per share for any twenty (20) trading days within any thirty-trading day period or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Domesticated Company Common Stock at a price per share equal to or exceeding $13.00 per share. The other 1,093,750 of Earn-Out Shares will be subject to the same conditions but will vest at a target price that equals or exceeds $15.00 per share. The Earn-Out Shares will be forfeited by the Sponsor if they fail to satisfy the above conditions within seven years after the consummation of the Business Combination.
Concurrent with the execution of the Merger Agreement, the Company amended and restated that certain FPA (the “A&R FPA”), whereby the parties have agreed to modify certain conditions thereto with respect to the review and approval rights of certain affiliates of Empower Funding. As described further in Note 7 pursuant to the A&R FPA, Empower Funding will purchase 5,000,000 units of the Company at a per unit price of $10.00 substantially concurrent with the consummation of the Business Combination. The obligations of Empower Funding under the A&R FPA are subject to the fulfillment of certain conditions therein, including the consummation of the Mergers.
Concurrent with the execution of the Merger Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 24 million shares of Domesticated Company Common Stock, at a per share price of $10.00 for an aggregate purchase price of $240,000,000, concurrent with the consummation of the Business Combination, on the terms and subject to the conditions set forth therein (the “PIPE Financing”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Each Subscription Agreement provides that the Company will grant the PIPE Investors certain customary registration rights